SHARE-BASED PAYMENTS - Roll forward of shared based payments (Details)	12 Months Ended
	Dec. 31, 2024 award shares $ / shares	Dec. 31, 2023 award shares $ / shares
Long-term incentive plan | Market performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares) | shares	28,967,451	15,485,461
Weighted average share price, beginning of the year (in USD per share)	$ 0.65	$ 0.55
Number of units granted (in shares) | shares	18,485,474	22,375,325
Weighted average exercise price of share options granted (in USD per share)	$ 0.80	$ 0.59
Number of units forfeited (in shares) | shares	(15,296,646)	(8,893,335)
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD per share)	$ 0.51	$ 0.64
Number of units vested and settled (in shares) | shares	0	0
Weighted average exercise price of share options vested and settled in share-based payment arrangement (in USD per share)	$ 0	$ 0
Number of units outstanding, end of the year (in shares) | shares	32,156,279	28,967,451
Weighted average share price, end of the year (in USD per share)	$ 0.80	$ 0.65
Long-term incentive plan | Non-market performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares) | shares	13,940,700	7,967,650
Weighted average share price, beginning of the year (in USD per share)	$ 0.65	$ 0.44
Number of units granted (in shares) | shares	14,089,211	5,973,050
Weighted average exercise price of share options granted (in USD per share)	$ 0.80	$ 0.71
Number of units forfeited (in shares) | shares	(1,964,551)	0
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD per share)	$ 0.61	$ 0
Number of units vested and settled (in shares) | shares	(9,209,121)	0
Weighted average exercise price of share options vested and settled in share-based payment arrangement (in USD per share)	$ 0.66	$ 0
Number of units outstanding, end of the year (in shares) | shares	16,856,239	13,940,700
Weighted average share price, end of the year (in USD per share)	$ 0.77	$ 0.65
Short term incentive scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares) | award	5,486,625	0
Weighted average share price, beginning of the year (in USD per share)	$ 0.72	$ 0
Number of units granted (in shares) | award	5,465,163	5,486,625
Weighted average exercise price of share options granted (in USD per share)	$ 0.94	$ 0.72
Number of units forfeited (in shares) | award	0	0
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD per share)	$ 0	$ 0
Number of units vested and settled (in shares) | award	(5,180,592)	0
Weighted average exercise price of share options vested and settled in share-based payment arrangement (in USD per share)	$ 0.84	$ 0
Number of units outstanding, end of the year (in shares) | award	5,771,196	5,486,625
Weighted average share price, end of the year (in USD per share)	$ 0.82	$ 0.72
Deferred share plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding, beginning of the year (in shares) | award	8,649,036	7,835,235
Weighted average share price, beginning of the year (in USD per share)	$ 0.78	$ 0.52
Number of units granted (in shares) | award	21,921,969	3,421,919
Weighted average exercise price of share options granted (in USD per share)	$ 1.00	$ 0.78
Number of units forfeited (in shares) | award	0	0
Weighted average exercise price of share options forfeited in share-based payment arrangement (in USD per share)	$ 0	$ 0
Number of units vested and settled (in shares) | award	(10,706,364)	(2,608,118)
Weighted average exercise price of share options vested and settled in share-based payment arrangement (in USD per share)	$ 0.79	$ 1.46
Number of units outstanding, end of the year (in shares) | award	19,864,641	8,649,036
Weighted average share price, end of the year (in USD per share)	$ 1.02	$ 0.78